Income Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Valuation Allowance [Roll Forward]
Balance at beginning of year	$ 1,705	$ 1,821	$ 1,965
Increase to allowance	5	20	21
Release of allowance	(113)	(127)	(198)
Acquisitions, divestitures and liquidations	0	75	(16)
Tax apportionment, tax rate and tax law changes	(4)	(2)	(11)
Foreign currency translation	157	(82)	60
Balance at end of year	$ 1,750	$ 1,705	$ 1,821